APPROVAL OF THE INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2022
Approval Of Interim Financial Statements
APPROVAL OF THE INTERIM FINANCIAL STATEMENTS
25.	APPROVAL OF THE INTERIM FINANCIAL STATEMENTS
These interim condensed consolidated financial statements were approved by the Board of Directors on November 4, 2022.